Concentration of Risks - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration of Risk [Line Items]
Percentage depreciation in foreign currency exchange rate	2.30%	6.30%	1.30%
Accounts Receivable [Member] | Minimum [Member] | Two Customers [Member] | Customer Concentration Risk [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Sales Revenue Net [Member] | Customer One [Member] | Customer Concentration Risk [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	22.00%	10.00%	14.00%
Sales Revenue Net [Member] | Customer Two [Member] | Customer Concentration Risk [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	13.00%	28.00%	31.00%
Sales Revenue Net [Member] | Customer Three [Member] | Customer Concentration Risk [Member]
Concentration of Risk [Line Items]
Concentration risk percentage		15.00%	12.00%
Contract asset [Member] | Customer One [Member] | Customer Concentration Risk [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	10.00%